Exchange Rate Differences on Gold and Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Exchange rate differences on gold and foreign currency
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.19	12.31.18	12.31.17
For Purchase sale of foreign currency	12,644,347	9,213,575	4,527,072
For Valuation of Assets and Liabilities in Foreign Currency	(3,953,734)	(3,403,216)	824,543

Total	8,690,613	5,810,359	5,351,615